Derivative Instruments - Fair Value of Derivative Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Values of Derivative Instruments
Asset Derivatives	$ 8,801,134	$ 16,665,824
Liability Derivatives	$ (7,046,098)	(5,297,579)
Interest rates
Fair Values of Derivative Instruments
Sector exposure index	43.00%
Futures Contracts
Fair Values of Derivative Instruments
Asset Derivatives	$ 6,950,709	15,469,004
Liability Derivatives	(6,123,114)	(3,919,537)
Fair Value	827,595	11,549,467
Futures Contracts | Agriculturals
Fair Values of Derivative Instruments
Asset Derivatives	708,940	191,641
Liability Derivatives	(192,304)	(419,214)
Fair Value	516,636	(227,573)
Futures Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	1,586,035	2,137,050
Liability Derivatives	(488,106)	(159,450)
Fair Value	1,097,929	1,977,600
Futures Contracts | Energy
Fair Values of Derivative Instruments
Asset Derivatives	1,861,351	3,081,754
Liability Derivatives	(1,035,133)	(309,423)
Fair Value	826,218	2,772,331
Futures Contracts | Interest rates
Fair Values of Derivative Instruments
Asset Derivatives	853,598	5,167,693
Liability Derivatives	(2,119,167)	(539,761)
Fair Value	(1,265,569)	4,627,932
Futures Contracts | Meats
Fair Values of Derivative Instruments
Asset Derivatives	18,294	59,987
Liability Derivatives	(165,939)	(153,808)
Fair Value	(147,645)	(93,821)
Futures Contracts | Metals
Fair Values of Derivative Instruments
Asset Derivatives	1,206,519	1,755,563
Liability Derivatives	(912,776)	(1,529,838)
Fair Value	293,743	225,725
Futures Contracts | Soft commodities
Fair Values of Derivative Instruments
Asset Derivatives	101,389	888,928
Liability Derivatives	(273,791)	(68,652)
Fair Value	(172,402)	820,276
Futures Contracts | Stock indices
Fair Values of Derivative Instruments
Asset Derivatives	614,583	2,186,388
Liability Derivatives	(935,898)	(739,391)
Fair Value	(321,315)	1,446,997
Forward Contracts
Fair Values of Derivative Instruments
Fair Value	(240,659)	(181,222)
Forward Contracts | Currencies
Fair Values of Derivative Instruments
Asset Derivatives	682,325	1,196,820
Liability Derivatives	(922,984)	(1,378,042)
Fair Value	$ (240,659)	$ (181,222)
Sector exposure index	42.00%
Swap Contracts
Fair Values of Derivative Instruments
Asset Derivatives	$ 1,168,100
Fair Value	$ 1,168,100
Sector exposure index	100.00%
Financial contracts | Stock indices contracts and stock index options contracts
Fair Values of Derivative Instruments
Sector exposure index	15.00%